Summary of Significant Accounting Policies - Summary of Rollforward of the Allowance for Doubtful Accounts (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Beginning balance			$ (1,406)	$ (1,157)	$ (456)	$ 0
Provisions charged to operating results	$ 210	$ (165)	(240)	(776)	(293)
Account write-off and recoveries			$ (9)	$ 75	$ (163)